Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000080507 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class A
Trading Symbol	EPLPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$51	1.04%
1.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[1]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/3/2009	(7.69)%	5.51%	11.39%	8.07%
Class A Shares - Excluding sales charges		(2.32)%	11.65%	12.66%	8.68%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.82%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 03, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,011,422,741
Holdings Count | Holding	97
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments

C000080508 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class C
Trading Symbol	EPLKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.07%	[2],[3]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	(3.71)%	9.51%	11.53%	7.63%
Class C Shares - Excluding sales charges		(2.82)%	10.51%	11.53%	7.63%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.82%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,011,422,741
Holdings Count | Holding	97
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments

C000080509 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class I
Trading Symbol	EPLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$36	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[4],[5]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/3/2008	(2.19)%	11.95%	13.02%	9.00%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.82%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 03, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,011,422,741
Holdings Count | Holding	97
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments

C000180195 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Class R6
Trading Symbol	EPLDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$36	0.73%
1.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[6]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	5/8/2017	(2.19)%	11.95%	13.02%	9.03%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	12.35%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.48%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.48%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.61%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,011,422,741
Holdings Count | Holding	97
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments

C000080506 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	Investor Class
Trading Symbol	EPLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$65	1.33%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%	[7],[8]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	(7.35)%	5.75%	11.09%	7.82%
Investor Class Shares - Excluding sales charges		(2.47)%	11.32%	12.36%	8.43%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.82%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,011,422,741
Holdings Count | Holding	97
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments

C000221654 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund
Class Name	SIMPLE Class
Trading Symbol	EPLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$64	1.30%
1.	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[9]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(2.45)%	11.31%	10.84%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
Russell 1000® Value Index[3]		(1.86)%	8.55%	11.42%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	8.56%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	11.65%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,011,422,741
Holdings Count | Holding	97
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments

C000080514 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class A
Trading Symbol	EPSPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$54	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[10],[11]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/2/2006	(4.43)%	7.90%	10.95%	5.59%
Class A Shares - Excluding sales charges		1.13%	14.18%	12.21%	6.19%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Aug. 02, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 742,527,906
Holdings Count | Holding	111
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments

C000080515 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class C
Trading Symbol	EPSKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$92	1.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.84%	[12],[13]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	(0.16)%	12.32%	11.37%	5.40%
Class C Shares - Excluding sales charges		0.77%	13.32%	11.37%	5.40%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 742,527,906
Holdings Count | Holding	111
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments

C000080516 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class I
Trading Symbol	EPSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$42	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[14],[15]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/27/2005	1.26%	14.51%	12.49%	6.46%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Dec. 27, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 742,527,906
Holdings Count | Holding	111
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments

C000127145 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Class R6
Trading Symbol	EPSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$37	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[16],[17]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	1.29%	14.59%	12.33%	6.44%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 742,527,906
Holdings Count | Holding	111
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments

C000080517 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund
Class Name	Investor Class
Trading Symbol	EPSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	1.16%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[18],[19]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	(3.95)%	8.43%	10.88%	5.56%
Investor Class Shares - Excluding sales charges		1.10%	14.13%	12.14%	6.16%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 742,527,906
Holdings Count | Holding	111
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments

C000086336 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class A
Trading Symbol	MMHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$42	0.86%
1.	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[20]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	3/31/2010	(5.05)%	(0.74)%	2.05%	2.80%
Class A Shares - Excluding sales charges		(2.11)%	2.33%	2.99%	3.28%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	4.11%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	3.32%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	2.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,407,593,330
Holdings Count | Holding	1,409
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments

C000086337 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class C
Trading Symbol	MMHDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$80	1.63%
1.	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.63%	[21]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	3/31/2010	(3.45)%	0.57%	2.21%	2.49%
Class C Shares - Excluding sales charges		(2.49)%	1.55%	2.21%	2.49%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	4.11%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	3.32%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	2.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,407,593,330
Holdings Count | Holding	1,409
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments

C000086338 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class I
Trading Symbol	MMHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$30	0.61%
1.	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[22]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	3/31/2010	(1.99)%	2.49%	3.25%	3.53%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	4.11%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	3.32%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	2.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,407,593,330
Holdings Count | Holding	1,409
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments

C000185918 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Class R6
Trading Symbol	MMHEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$27	0.55%
1.	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[23]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	(1.97)%	2.55%	3.29%	1.62%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	0.81%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	2.36%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	1.77%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	0.85%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,407,593,330
Holdings Count | Holding	1,409
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments

C000086335 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund
Class Name	Investor Class
Trading Symbol	MMHVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$43	0.88%
1.	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[24]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	3/31/2010	(4.57)%	(0.34)%	2.03%	2.79%
Investor Class Shares - Excluding sales charges		(2.13)%	2.22%	2.98%	3.26%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	4.11%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	3.32%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	2.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,407,593,330
Holdings Count | Holding	1,409
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments

C000087296 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class A
Trading Symbol	ICEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$61	1.19%
1.	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[25]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/1/2006	(0.51)%	1.19%	6.52%	2.70%
Class A Shares - Excluding sales charges		5.28%	7.08%	7.73%	3.28%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 251,402,157
Holdings Count | Holding	40
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments

C000087297 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class C
Trading Symbol	ICEWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$115	2.26%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.26%	[26],[27]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/2006	3.72%	4.94%	6.62%	2.24%
Class C Shares - Excluding sales charges		4.72%	5.94%	6.62%	2.24%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 251,402,157
Holdings Count | Holding	40
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments

C000087298 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Class I
Trading Symbol	ICEUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	0.94%
1.	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[28]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/31/1997	5.42%	7.38%	8.03%	3.56%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 31, 1997
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 251,402,157
Holdings Count | Holding	40
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments

C000087295 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	Investor Class
Trading Symbol	ICELX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$77	1.51%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%	[29],[30]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	4/29/2008	(0.16)%	1.40%	6.22%	2.45%
Investor Class Shares - Excluding sales charges		5.10%	6.73%	7.43%	3.04%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 251,402,157
Holdings Count | Holding	40
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments

C000221657 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund
Class Name	SIMPLE Class
Trading Symbol	ICERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$76	1.50%
1.	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[31]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	5.11%	6.78%	4.47%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	8.70%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	7.58%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 251,402,157
Holdings Count | Holding	40
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments

C000087313 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Class A
Trading Symbol	MSXAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$25	0.51%
1.	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[32]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(3.46)%	9.83%	14.67%	11.39%
Class A Shares - Excluding sales charges		(1.99)%	11.50%	15.01%	11.73%
S&P 500®Index[2]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[3]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,485,164,301
Holdings Count | Holding	508
Investment Company Portfolio Turnover	0.00%	[33]
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,485,164,301%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Software	10.3%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments

C000087314 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Class I
Trading Symbol	MSPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$13	0.26%
1.	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[34]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	(1.87)%	11.78%	15.30%	12.01%
S&P 500®Index[2]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[3]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,485,164,301
Holdings Count | Holding	508
Investment Company Portfolio Turnover	0.00%	[35]
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,485,164,301%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Software	10.3%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments

C000087312 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	Investor Class
Trading Symbol	MYSPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$34	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[36],[37]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.07)%	10.18%	14.45%	11.21%
Investor Class Shares - Excluding sales charges		(2.09)%	11.29%	14.80%	11.55%
S&P 500®Index[2]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[3]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,485,164,301
Holdings Count | Holding	508
Investment Company Portfolio Turnover	0.00%	[38]
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,485,164,301%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Software	10.3%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments

C000221659 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund
Class Name	SIMPLE Class
Trading Symbol	MSXMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$36	0.73%
1.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[39]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(2.09)%	11.25%	11.18%
S&P 500®Index[2]		(1.74)%	12.10%	12.14%
Morningstar Large Blend Category Average[3]		(2.35)%	9.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,485,164,301
Holdings Count | Holding	508
Investment Company Portfolio Turnover	0.00%	[40]
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,485,164,301%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Software	10.3%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments

C000087334 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class A
Trading Symbol	MXFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$48	0.95%
1.	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[41]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/3/2004	(1.72)%	2.43%	5.95%	3.68%
Class A Shares - Excluding sales charges		1.32%	5.60%	6.60%	4.00%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	4.88%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	3.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,528,281,949
Holdings Count | Holding	532
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments

C000087336 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class C
Trading Symbol	MXFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$92	1.86%
1.	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.86%	[42]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/3/2004	(0.11)%	3.68%	5.69%	3.16%
Class C Shares - Excluding sales charges		0.86%	4.66%	5.69%	3.16%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	4.88%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	3.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,528,281,949
Holdings Count | Holding	532
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments

C000087337 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class I
Trading Symbol	MXFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$35	0.70%
1.	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[43]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/3/2004	1.44%	5.86%	6.86%	4.26%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	4.88%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	3.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,528,281,949
Holdings Count | Holding	532
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments

C000185929 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Class R6
Trading Symbol	MXFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$32	0.64%
1.	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[44]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2019	1.36%	5.93%	6.98%	4.88%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.45%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	5.51%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	4.19%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,528,281,949
Holdings Count | Holding	532
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments

C000087333 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	Investor Class
Trading Symbol	MXFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$55	1.11%
1.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[45]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.29)%	2.81%	5.84%	3.62%
Investor Class Shares - Excluding sales charges		1.24%	5.45%	6.49%	3.94%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	4.88%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	3.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,528,281,949
Holdings Count | Holding	532
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments

C000221660 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund
Class Name	SIMPLE Class
Trading Symbol	MXFMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$60	1.20%
1.	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[46]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	1.19%	5.32%	5.12%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	6.68%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	5.39%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,528,281,949
Holdings Count | Holding	532
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments

C000087351 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class A
Trading Symbol	MCKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$19	0.38%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[47],[48]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	(3.43)%	2.94%	4.48%	3.27%
Class A Shares - Excluding sales charges		(0.45)%	6.12%	5.12%	3.86%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Conservative Allocation Composite Index[5]		1.93%	9.82%	5.40%	5.33%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.43%	4.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 359,673,507
Holdings Count | Holding	39
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%

C000087353 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class C
Trading Symbol	MCKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$64	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[49],[50],[51]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	(1.86)%	4.15%	4.14%	2.90%
Class C Shares - Excluding sales charges		(0.90)%	5.15%	4.14%	2.90%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Conservative Allocation Composite Index[5]		1.93%	9.82%	5.40%	5.33%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.43%	4.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 359,673,507
Holdings Count | Holding	39
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%

C000087354 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Class I
Trading Symbol	MCKIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$6	0.13%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[52],[53]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	(0.31)%	6.40%	5.37%	4.12%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Conservative Allocation Composite Index[5]		1.93%	9.82%	5.40%	5.33%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.43%	4.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 359,673,507
Holdings Count | Holding	39
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%

C000087350 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	MCKNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[54],[55],[56]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.02)%	3.36%	4.28%	3.09%
Investor Class Shares - Excluding sales charges		(0.54)%	6.01%	4.92%	3.68%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Conservative Allocation Composite Index[5]		1.93%	9.82%	5.40%	5.33%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.43%	4.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 359,673,507
Holdings Count | Holding	39
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%

C000221661 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MCKSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$31	0.62%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[57],[58]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(0.56)%	5.92%	2.91%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
S&P 500®Index[3]		(1.74)%	12.10%	12.14%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	8.70%
Conservative Allocation Composite Index[5]		1.93%	9.82%	3.91%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 359,673,507
Holdings Count | Holding	39
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%

C000087356 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class A
Trading Symbol	MMRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$18	0.36%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[59],[60]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	(4.11)%	2.99%	6.59%	4.47%
Class A Shares - Excluding sales charges		(1.15)%	6.18%	7.24%	5.07%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Moderate Allocation Composite Index[6]		1.59%	10.70%	8.46%	7.15%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 748,607,609
Holdings Count | Holding	41
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

C000087358 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class C
Trading Symbol	MMRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$64	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[61],[62],[63]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	(2.54)%	4.13%	6.22%	4.09%
Class C Shares - Excluding sales charges		(1.61)%	5.13%	6.22%	4.09%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Moderate Allocation Composite Index[6]		1.59%	10.70%	8.46%	7.15%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 748,607,609
Holdings Count | Holding	41
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

C000087359 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Class I
Trading Symbol	MMRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$5	0.11%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[64],[65]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	(1.02)%	6.39%	7.50%	5.33%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Moderate Allocation Composite Index[6]		1.59%	10.70%	8.46%	7.15%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 748,607,609
Holdings Count | Holding	41
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

C000087355 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	Investor Class
Trading Symbol	MMRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[66],[67],[68]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.67)%	3.31%	6.39%	4.28%
Investor Class Shares - Excluding sales charges		(1.20)%	5.96%	7.04%	4.87%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Moderate Allocation Composite Index[6]		1.59%	10.70%	8.46%	7.15%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 748,607,609
Holdings Count | Holding	41
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

C000221662 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MMRSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$30	0.62%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[69],[70]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(1.21)%	5.87%	4.51%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
S&P 500®Index[3]		(1.74)%	12.10%	12.14%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	8.70%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(1.09)%
Moderate Allocation Composite Index[6]		1.59%	10.70%	6.41%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	5.83%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 748,607,609
Holdings Count | Holding	41
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

C000087361 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class A
Trading Symbol	MGDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$17	0.35%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[71],[72]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	(5.02)%	2.29%	8.70%	5.30%
Class A Shares - Excluding sales charges		(2.08)%	5.46%	9.36%	5.90%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Growth Allocation Composite Index[6]		1.23%	11.55%	11.54%	8.92%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	10.01%	6.38%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 786,625,684
Holdings Count | Holding	41
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

C000087363 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class C
Trading Symbol	MGDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$64	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[73],[74],[75]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	(3.49)%	3.41%	8.32%	4.90%
Class C Shares - Excluding sales charges		(2.58)%	4.39%	8.32%	4.90%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Growth Allocation Composite Index[6]		1.23%	11.55%	11.54%	8.92%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	10.01%	6.38%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 786,625,684
Holdings Count | Holding	41
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

C000087364 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Class I
Trading Symbol	MGDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$5	0.10%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[76],[77]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	(2.04)%	5.63%	9.63%	6.16%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Growth Allocation Composite Index[6]		1.23%	11.55%	11.54%	8.92%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	10.01%	6.38%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 786,625,684
Holdings Count | Holding	41
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

C000087360 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	Investor Class
Trading Symbol	MGDNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[78],[79],[80]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(4.66)%	2.60%	8.49%	5.10%
Investor Class Shares - Excluding sales charges		(2.22)%	5.23%	9.15%	5.70%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Growth Allocation Composite Index[6]		1.23%	11.55%	11.54%	8.92%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	10.01%	6.38%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 786,625,684
Holdings Count | Holding	41
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

C000221663 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MGDSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$30	0.61%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[81],[82]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(2.26)%	5.17%	6.08%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
S&P 500®Index[3]		(1.74)%	12.10%	12.14%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	8.70%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(1.09)%
Growth Allocation Composite Index[6]		1.23%	11.55%	8.89%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	7.70%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 786,625,684
Holdings Count | Holding	41
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

C000087366 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class A
Trading Symbol	MGXAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$18	0.38%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.38%	[83],[84]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	(5.58)%	2.05%	10.26%	5.94%
Class A Shares - Excluding sales charges		(2.66)%	5.21%	10.93%	6.55%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Equity Allocation Composite Index[5]		0.85%	12.39%	14.63%	10.63%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	11.47%	7.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 426,496,195
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%

C000087368 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class C
Trading Symbol	MGXCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$63	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[85],[86],[87]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	(4.04)%	3.27%	9.92%	5.58%
Class C Shares - Excluding sales charges		(3.13)%	4.26%	9.92%	5.58%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Equity Allocation Composite Index[5]		0.85%	12.39%	14.63%	10.63%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	11.47%	7.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 426,496,195
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%

C000087369 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Class I
Trading Symbol	MGXIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$6	0.12%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[88],[89]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	(2.60)%	5.42%	11.20%	6.81%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Equity Allocation Composite Index[5]		0.85%	12.39%	14.63%	10.63%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	11.47%	7.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 426,496,195
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%

C000087365 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	Investor Class
Trading Symbol	MGXNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[90],[91],[92]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(5.26)%	2.35%	10.07%	5.77%
Investor Class Shares - Excluding sales charges		(2.83)%	4.98%	10.74%	6.37%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Equity Allocation Composite Index[5]		0.85%	12.39%	14.63%	10.63%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	11.47%	7.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 426,496,195
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%

C000221664 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MGXSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$31	0.63%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[93],[94]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(2.83)%	4.93%	7.09%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
S&P 500®Index[3]		(1.74)%	12.10%	12.14%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	8.70%
Equity Allocation Composite Index[5]		0.85%	12.39%	11.36%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	8.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 426,496,195
Holdings Count | Holding	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%

C000087372 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Class A
Trading Symbol	MIXAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$36	0.72%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[95],[96]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	1.60%	5.29%	1.87%	1.62%
Class A Shares - Excluding sales charges		2.62%	6.36%	2.07%	1.93%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		2.96%	6.76%	1.59%	1.80%
Morningstar Short-Term Bond Category Average[4]		2.87%	7.04%	2.43%	2.11%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 124,564,724
Holdings Count | Holding	135
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$124,564,724%
Total number of portfolio holdings	135%
Portfolio turnover rate	258%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	46.8%
Corporate Bonds	32.2%
Mortgage-Backed Securities	9.5%
Asset-Backed Securities	8.2%
Fixed Income Fund	2.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments

C000087370 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Class I
Trading Symbol	MIXIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[97],[98]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	2.90%	6.70%	2.42%	2.25%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		2.96%	6.76%	1.59%	1.80%
Morningstar Short-Term Bond Category Average[4]		2.87%	7.04%	2.43%	2.11%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 124,564,724
Holdings Count | Holding	135
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$124,564,724%
Total number of portfolio holdings	135%
Portfolio turnover rate	258%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	46.8%
Corporate Bonds	32.2%
Mortgage-Backed Securities	9.5%
Asset-Backed Securities	8.2%
Fixed Income Fund	2.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments

C000087371 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	Investor Class
Trading Symbol	MIXNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$46	0.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[99],[100]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	2.10%	5.57%	1.67%	1.41%
Investor Class Shares - Excluding sales charges		2.61%	6.10%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		2.96%	6.76%	1.59%	1.80%
Morningstar Short-Term Bond Category Average[4]		2.87%	7.04%	2.43%	2.11%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 124,564,724
Holdings Count | Holding	135
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$124,564,724%
Total number of portfolio holdings	135%
Portfolio turnover rate	258%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	46.8%
Corporate Bonds	32.2%
Mortgage-Backed Securities	9.5%
Asset-Backed Securities	8.2%
Fixed Income Fund	2.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments

C000221665 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MIXMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$51	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[101],[102]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	2.52%	6.09%	1.03%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		2.96%	6.76%	1.54%
Morningstar Short-Term Bond Category Average[4]		2.87%	7.04%	1.84%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 124,564,724
Holdings Count | Holding	135
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$124,564,724%
Total number of portfolio holdings	135%
Portfolio turnover rate	258%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	46.8%
Corporate Bonds	32.2%
Mortgage-Backed Securities	9.5%
Asset-Backed Securities	8.2%
Fixed Income Fund	2.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments

C000087374 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class A
Trading Symbol	MTMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$42	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[103],[104]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(1.68)%	4.59%	(0.17)%	1.42%
Class A Shares - Excluding sales charges		2.96%	9.51%	0.76%	1.89%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 366,785,290
Holdings Count | Holding	435
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

C000087376 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class C
Trading Symbol	MTMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$93	1.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[105],[106]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/2/2004	1.53%	7.47%	(0.22)%	0.98%
Class C Shares - Excluding sales charges		2.53%	8.47%	(0.22)%	0.98%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 366,785,290
Holdings Count | Holding	435
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

C000087377 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class I
Trading Symbol	MTMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$21	0.42%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[107],[108]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	3.17%	9.94%	1.10%	2.24%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 366,785,290
Holdings Count | Holding	435
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

C000127150 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Class R6
Trading Symbol	MTRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$21	0.42%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[109],[110]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	12/29/2014	3.17%	9.95%	1.11%	2.27%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 29, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 366,785,290
Holdings Count | Holding	435
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

C000087373 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	Investor Class
Trading Symbol	MTMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$55	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[111],[112]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.31)%	4.79%	(0.42)%	1.27%
Investor Class Shares - Excluding sales charges		2.80%	9.15%	0.50%	1.73%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 366,785,290
Holdings Count | Holding	435
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

C000221666 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MTMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$51	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[113],[114]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	2.85%	9.29%	(0.51)%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	(0.42)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 366,785,290
Holdings Count | Holding	435
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

C000087379 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class A
Trading Symbol	MSTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$34	0.67%
1.	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[115]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	0.12%	2.50%	1.01%	0.83%
Class A Shares - Excluding sales charges		1.13%	3.54%	1.21%	1.14%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	1.24%	1.38%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	1.52%	1.29%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 910,058,206
Holdings Count | Holding	305
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments

C000222390 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class A2
Trading Symbol	MSTUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A2	$33	0.67%
1.	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[116]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class A2 Shares - Including sales charges	9/30/2020	(1.00)%	1.46%	0.43%
Class A2 Shares - Excluding sales charges		1.02%	3.53%	0.88%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	0.14%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	0.73%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	1.12%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 910,058,206
Holdings Count | Holding	305
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments

C000087380 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class I
Trading Symbol	MSTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[117],[118]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	1.27%	3.82%	1.49%	1.42%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	1.24%	1.38%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	1.52%	1.29%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 910,058,206
Holdings Count | Holding	305
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments

C000195140 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Class R6
Trading Symbol	MSTEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$19	0.39%
1.	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[119]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	5/2/2022	1.17%	3.84%	2.69%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	2.26%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	2.45%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	2.62%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 910,058,206
Holdings Count | Holding	305
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments

C000087378 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund
Class Name	Investor Class
Trading Symbol	MYTBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$49	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[120],[121]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	0.36%	2.58%	0.70%	0.46%
Investor Class Shares - Excluding sales charges		0.87%	3.10%	0.90%	0.77%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	1.24%	1.38%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	1.52%	1.29%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 910,058,206
Holdings Count | Holding	305
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments

C000087394 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class A
Trading Symbol	MYITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$58	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[122],[123]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/28/2007	1.28%	6.95%	8.34%	1.71%
Class A Shares - Excluding sales charges		7.18%	13.17%	9.57%	2.29%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
MSCI ACWI® ex USA Index (Net)[3]		5.95%	11.93%	10.09%	4.83%
Morningstar Foreign Large Blend Category Average[4]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 204,973,558
Holdings Count | Holding	204
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$204,973,558%
Total number of portfolio holdings	204%
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments
Top Countries
Japan	14.7%
United Kingdom	12.1%
United States	9.6%
France	9.5%
China	6.6%
Germany	6.5%
Australia	4.6%
Taiwan	4.4%
Netherlands	3.3%
Canada	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments

C000087395 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class C
Trading Symbol	MYICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$115	2.25%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.25%	[124],[125]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/28/2007	5.54%	10.76%	8.33%	1.28%
Class C Shares - Excluding sales charges		6.54%	11.76%	8.33%	1.28%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
MSCI ACWI® ex USA Index (Net)[3]		5.95%	11.93%	10.09%	4.83%
Morningstar Foreign Large Blend Category Average[4]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 204,973,558
Holdings Count | Holding	204
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$204,973,558%
Total number of portfolio holdings	204%
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments
Top Countries
Japan	14.7%
United Kingdom	12.1%
United States	9.6%
France	9.5%
China	6.6%
Germany	6.5%
Australia	4.6%
Taiwan	4.4%
Netherlands	3.3%
Canada	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments

C000087396 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Class I
Trading Symbol	MYIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$44	0.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[126],[127]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	9/28/2007	7.29%	13.40%	9.85%	2.56%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
MSCI ACWI® ex USA Index (Net)[3]		5.95%	11.93%	10.09%	4.83%
Morningstar Foreign Large Blend Category Average[4]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 204,973,558
Holdings Count | Holding	204
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$204,973,558%
Total number of portfolio holdings	204%
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments
Top Countries
Japan	14.7%
United Kingdom	12.1%
United States	9.6%
France	9.5%
China	6.6%
Germany	6.5%
Australia	4.6%
Taiwan	4.4%
Netherlands	3.3%
Canada	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments

C000087393 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund
Class Name	Investor Class
Trading Symbol	MYINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$77	1.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[128],[129]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.70%	7.00%	7.95%	1.47%
Investor Class Shares - Excluding sales charges		7.05%	12.63%	9.18%	2.04%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
MSCI ACWI® ex USA Index (Net)[3]		5.95%	11.93%	10.09%	4.83%
Morningstar Foreign Large Blend Category Average[4]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 204,973,558
Holdings Count | Holding	204
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$204,973,558%
Total number of portfolio holdings	204%
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments
Top Countries
Japan	14.7%
United Kingdom	12.1%
United States	9.6%
France	9.5%
China	6.6%
Germany	6.5%
Australia	4.6%
Taiwan	4.4%
Netherlands	3.3%
Canada	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments

C000112258 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class A
Trading Symbol	MBNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$52	1.06%
1.	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[130]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(3.40)%	4.58%	7.89%	4.87%
Class A Shares - Excluding sales charges		(0.41)%	7.82%	8.55%	5.47%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	1.90%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	6.03%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.64%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 430,745,820
Holdings Count | Holding	232
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments

C000112260 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class C
Trading Symbol	MBACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$102	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.07%	[131],[132]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	(1.87)%	5.74%	7.46%	4.45%
Class C Shares - Excluding sales charges		(0.92)%	6.74%	7.46%	4.45%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	1.90%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	6.03%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.64%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 30, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 430,745,820
Holdings Count | Holding	232
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments

C000112261 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class I
Trading Symbol	MBAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$40	0.81%
1.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[133]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/1/1989	(0.29)%	8.09%	8.82%	5.73%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	1.90%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	6.03%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.64%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1989
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 430,745,820
Holdings Count | Holding	232
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments

C000185940 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Class R6
Trading Symbol	MBERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$36	0.72%
1.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[134]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	12/15/2017	(0.24)%	8.21%	8.92%	5.76%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.63%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	7.90%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	2.05%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	5.88%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.10%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 430,745,820
Holdings Count | Holding	232
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments

C000112265 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund
Class Name	Investor Class
Trading Symbol	MBINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$65	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[135],[136]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.03)%	4.83%	7.60%	4.64%
Investor Class Shares - Excluding sales charges		(0.55)%	7.52%	8.26%	5.23%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	1.90%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	6.03%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.64%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 430,745,820
Holdings Count | Holding	232
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments

C000112270 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class A
Trading Symbol	MOPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$57	1.19%
1.	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.19%	[137]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(12.97)%	(4.88)%	7.76%	3.12%
Class A Shares - Excluding sales charges		(7.91)%	0.66%	8.98%	3.71%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2000®Index[3]		(9.97)%	0.87%	9.88%	6.32%
Morningstar Small Blend Category Average[4]		(9.12)%	(0.18)%	11.72%	6.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 259,522,903
Holdings Count | Holding	145
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$259,522,903%
Total number of portfolio holdings	145%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.8%
Biotechnology	8.8%
Financial Services	7.0%
Software	6.1%
Health Care Equipment & Supplies	4.6%
Machinery	4.5%
Professional Services	4.3%
Trading Companies & Distributors	3.4%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments

C000112267 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class C
Trading Symbol	MOPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$106	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.23%	[138],[139]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	(9.31)%	(1.35)%	7.88%	2.66%
Class C Shares - Excluding sales charges		(8.39)%	(0.35)%	7.88%	2.66%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2000®Index[3]		(9.97)%	0.87%	9.88%	6.32%
Morningstar Small Blend Category Average[4]		(9.12)%	(0.18)%	11.72%	6.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 30, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 259,522,903
Holdings Count | Holding	145
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$259,522,903%
Total number of portfolio holdings	145%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.8%
Biotechnology	8.8%
Financial Services	7.0%
Software	6.1%
Health Care Equipment & Supplies	4.6%
Machinery	4.5%
Professional Services	4.3%
Trading Companies & Distributors	3.4%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments

C000112268 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Class I
Trading Symbol	MOPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$45	0.94%
1.	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%	[140]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/12/1987	(7.78)%	0.93%	9.25%	3.97%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2000®Index[3]		(9.97)%	0.87%	9.88%	6.32%
Morningstar Small Blend Category Average[4]		(9.12)%	(0.18)%	11.72%	6.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 12, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 259,522,903
Holdings Count | Holding	145
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$259,522,903%
Total number of portfolio holdings	145%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.8%
Biotechnology	8.8%
Financial Services	7.0%
Software	6.1%
Health Care Equipment & Supplies	4.6%
Machinery	4.5%
Professional Services	4.3%
Trading Companies & Distributors	3.4%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments

C000112269 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund
Class Name	Investor Class
Trading Symbol	MOINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$70	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.48%	[141],[142]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(12.65)%	(4.69)%	7.45%	2.84%
Investor Class Shares - Excluding sales charges		(8.05)%	0.33%	8.67%	3.42%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2000®Index[3]		(9.97)%	0.87%	9.88%	6.32%
Morningstar Small Blend Category Average[4]		(9.12)%	(0.18)%	11.72%	6.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 259,522,903
Holdings Count | Holding	145
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$259,522,903%
Total number of portfolio holdings	145%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.8%
Biotechnology	8.8%
Financial Services	7.0%
Software	6.1%
Health Care Equipment & Supplies	4.6%
Machinery	4.5%
Professional Services	4.3%
Trading Companies & Distributors	3.4%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments

C000113210 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class A
Trading Symbol	MNOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$37	0.75%
1.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[143]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/14/2012	(4.51)%	(1.95)%	0.53%	1.69%
Class A Shares - Excluding sales charges		(1.56)%	1.08%	1.46%	2.16%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	1.99%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	1.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,398,787,046
Holdings Count | Holding	450
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

C000113211 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class C
Trading Symbol	MNOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$50	1.03%
1.	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[144]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/14/2012	(2.66)%	(0.17)%	1.17%	1.88%
Class C Shares - Excluding sales charges		(1.70)%	0.80%	1.17%	1.88%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	1.99%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	1.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,398,787,046
Holdings Count | Holding	450
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

C000221672 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class C2
Trading Symbol	MNOLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$58	1.18%
1.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[145]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	(2.73)%	(0.22)%	(0.31)%
Class C2 Shares - Excluding sales charges		(1.77)%	0.76%	(0.31)%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	0.14%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	0.30%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	(0.02)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,398,787,046
Holdings Count | Holding	450
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

C000113212 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class I
Trading Symbol	MNOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$24	0.50%
1.	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[146]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/14/2012	(1.33)%	1.44%	1.72%	2.43%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	1.99%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	1.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,398,787,046
Holdings Count | Holding	450
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

C000185944 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Class R6
Trading Symbol	MNODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$23	0.48%
1.	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%	[147]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	(1.43)%	1.46%	1.72%	0.86%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	0.81%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	0.76%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	0.37%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,398,787,046
Holdings Count | Holding	450
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

C000113213 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund
Class Name	Investor Class
Trading Symbol	MNOVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$38	0.78%
1.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[148]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	5/14/2012	(3.93)%	(1.37)%	0.53%	1.68%
Investor Class Shares - Excluding sales charges		(1.47)%	1.16%	1.47%	2.15%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	1.99%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	1.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,398,787,046
Holdings Count | Holding	450
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

C000121097 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class A
Trading Symbol	MDHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$51	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[149],[150]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/17/2012	(1.73)%	2.30%	5.55%	3.90%
Class A Shares - Excluding sales charges		1.30%	5.46%	6.19%	4.22%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		1.79%	7.33%	6.34%	4.49%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,781,561,236
Holdings Count | Holding	475
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,781,561,236%
Total number of portfolio holdings	475%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.5%
Loan Assignments	15.8%
Convertible Bonds	0.7%
Common Stocks	0.2%
Preferred Stocks	0.2%
Other Assets, Less Liabilities	5.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments

C000121098 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class C
Trading Symbol	MDHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$89	1.79%
1.	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.79%	[151]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/17/2012	(0.06)%	3.78%	5.32%	3.36%
Class C Shares - Excluding sales charges		0.92%	4.77%	5.32%	3.36%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		1.79%	7.33%	6.34%	4.49%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,781,561,236
Holdings Count | Holding	475
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,781,561,236%
Total number of portfolio holdings	475%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.5%
Loan Assignments	15.8%
Convertible Bonds	0.7%
Common Stocks	0.2%
Preferred Stocks	0.2%
Other Assets, Less Liabilities	5.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments

C000121099 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Class I
Trading Symbol	MDHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$39	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[152],[153]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/17/2012	1.42%	5.82%	6.47%	4.49%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		1.79%	7.33%	6.34%	4.49%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,781,561,236
Holdings Count | Holding	475
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,781,561,236%
Total number of portfolio holdings	475%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.5%
Loan Assignments	15.8%
Convertible Bonds	0.7%
Common Stocks	0.2%
Preferred Stocks	0.2%
Other Assets, Less Liabilities	5.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments

C000121101 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund
Class Name	Investor Class
Trading Symbol	MDHVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$52	1.04%
1.	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[154]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	12/17/2012	(1.24)%	2.89%	5.49%	3.83%
Investor Class Shares - Excluding sales charges		1.29%	5.53%	6.13%	4.15%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		1.79%	7.33%	6.34%	4.49%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,781,561,236
Holdings Count | Holding	475
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,781,561,236%
Total number of portfolio holdings	475%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.5%
Loan Assignments	15.8%
Convertible Bonds	0.7%
Common Stocks	0.2%
Preferred Stocks	0.2%
Other Assets, Less Liabilities	5.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments

C000121293 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class A
Trading Symbol	KLGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$50	1.02%
1.	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[155]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/7/2006	(7.12)%	3.37%	10.63%	9.65%
Class A Shares - Excluding sales charges		(1.71)%	9.39%	11.89%	10.27%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 07, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 843,678,097
Holdings Count | Holding	51
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments

C000121295 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class C
Trading Symbol	KLGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.07%	[156],[157]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/18/2013	(3.14)%	7.23%	10.73%	9.16%
Class C Shares - Excluding sales charges		(2.21)%	8.23%	10.73%	9.16%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 843,678,097
Holdings Count | Holding	51
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments

C000121296 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class I
Trading Symbol	KLGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$37	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[158],[159]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	11/2/2009	(1.59)%	9.67%	12.20%	10.56%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 843,678,097
Holdings Count | Holding	51
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments

C000185948 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Class R6
Trading Symbol	KLGDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$35	0.72%
1.	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[160]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	4/26/2021	(1.57)%	9.71%	3.98%
Russell 3000®Index[2]		(2.15)%	11.40%	7.46%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	9.65%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	5.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 843,678,097
Holdings Count | Holding	51
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments

C000121298 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund
Class Name	Investor Class
Trading Symbol	KLGNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$65	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[161],[162]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	1/18/2013	(6.77)%	3.61%	10.31%	9.36%
Investor Class Shares - Excluding sales charges		(1.86)%	9.06%	11.57%	9.98%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 843,678,097
Holdings Count | Holding	51
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments

C000123763 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class A
Trading Symbol	MSCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$37	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[163],[164]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/2013	(4.77)%	(2.17)%	0.35%	1.88%
Class A Shares - Excluding sales charges		(1.83)%	0.86%	1.28%	2.35%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	2.02%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,250,284,987
Holdings Count | Holding	386
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

C000123764 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class C
Trading Symbol	MSCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$51	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[165],[166]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	2/28/2013	(2.93)%	(0.40)%	1.00%	2.05%
Class C Shares - Excluding sales charges		(1.96)%	0.58%	1.00%	2.05%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	2.02%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,250,284,987
Holdings Count | Holding	386
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

C000221676 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class C2
Trading Symbol	MCAMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C2	$58	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[167],[168]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	(3.00)%	(0.55)%	(0.45)%
Class C2 Shares - Excluding sales charges		(2.04)%	0.43%	(0.45)%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	0.14%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	(0.03)%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	(0.11)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,250,284,987
Holdings Count | Holding	386
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

C000123765 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class I
Trading Symbol	MCOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$25	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[169],[170]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	2/28/2013	(1.70)%	1.11%	1.53%	2.61%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	2.02%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,250,284,987
Holdings Count | Holding	386
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

C000185950 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Class R6
Trading Symbol	MSODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$23	0.48%
1.	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%	[171]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	(1.69)%	1.13%	1.57%	0.77%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	0.81%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	0.68%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	0.35%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,250,284,987
Holdings Count | Holding	386
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

C000123766 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund
Class Name	Investor Class
Trading Symbol	MSCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$38	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[172],[173]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2013	(4.29)%	(1.69)%	0.32%	1.85%
Investor Class Shares - Excluding sales charges		(1.84)%	0.83%	1.25%	2.32%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	2.02%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,250,284,987
Holdings Count | Holding	386
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

C000170407 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class A
Trading Symbol	MECDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$57	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[174],[175]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2016	(6.06)%	0.77%	13.28%	11.91%
Class A Shares - Excluding sales charges		(0.59)%	6.64%	14.57%	12.63%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	11.24%
Morningstar Global Large Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	10.51%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 165,998,208
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$165,998,208%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	68.0%
United Kingdom	4.3%
Japan	3.9%
France	2.7%
Switzerland	2.4%
Spain	2.4%
Taiwan	2.2%
Canada	1.9%
Mexico	1.9%
Sweden	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments

C000170408 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class C
Trading Symbol	MECEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$105	2.13%
1.	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.13%	[176]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2016	(1.99)%	4.61%	13.44%	11.54%
Class C Shares - Excluding sales charges		(1.04)%	5.61%	13.44%	11.54%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	11.24%
Morningstar Global Large Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	10.51%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 165,998,208
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$165,998,208%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	68.0%
United Kingdom	4.3%
Japan	3.9%
France	2.7%
Switzerland	2.4%
Spain	2.4%
Taiwan	2.2%
Canada	1.9%
Mexico	1.9%
Sweden	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments

C000170409 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Class I
Trading Symbol	MECFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$45	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[177],[178]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/30/2016	(0.51)%	6.89%	14.86%	12.90%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	11.24%
Morningstar Global Large Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	10.51%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 165,998,208
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$165,998,208%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	68.0%
United Kingdom	4.3%
Japan	3.9%
France	2.7%
Switzerland	2.4%
Spain	2.4%
Taiwan	2.2%
Canada	1.9%
Mexico	1.9%
Sweden	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments

C000170410 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund
Class Name	Investor Class
Trading Symbol	MECVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$68	1.38%
1.	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%	[179]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/30/2016	(5.70)%	1.08%	12.98%	11.65%
Investor Class Shares - Excluding sales charges		(0.74)%	6.40%	14.26%	12.36%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	11.24%
Morningstar Global Large Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	10.51%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 165,998,208
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$165,998,208%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	68.0%
United Kingdom	4.3%
Japan	3.9%
France	2.7%
Switzerland	2.4%
Spain	2.4%
Taiwan	2.2%
Canada	1.9%
Mexico	1.9%
Sweden	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments

C000194050 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	MCYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$67	1.36%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[180],[181]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	11/15/2017	(6.42)%	2.03%	3.91%	0.41%
Class A Shares - Excluding sales charges		(0.97)%	7.97%	5.09%	1.17%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 100,116,680
Holdings Count | Holding	113
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments

C000194051 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	MCYCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$110	2.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.24%	[182],[183]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	11/15/2017	(2.45)%	5.99%	4.18%	0.30%
Class C Shares - Excluding sales charges		(1.46)%	6.99%	4.18%	0.30%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 100,116,680
Holdings Count | Holding	113
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments

C000194052 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	MCYIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$50	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[184],[185]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	11/15/2017	(0.82)%	8.35%	5.44%	1.52%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 100,116,680
Holdings Count | Holding	113
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments

C000194053 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	MCYSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$50	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[186],[187]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/15/2017	(0.83)%	8.30%	5.44%	1.53%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 100,116,680
Holdings Count | Holding	113
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments

C000194055 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MCYVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$74	1.49%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%	[188],[189]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	11/15/2017	(6.05)%	2.45%	3.75%	0.27%
Investor Class Shares - Excluding sales charges		(1.10)%	7.84%	4.93%	1.04%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 100,116,680
Holdings Count | Holding	113
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments

C000204698 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI U.S. Government Liquidity Fund
Class Name	Class I
Trading Symbol	MUSXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI U.S. Government Liquidity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	7/2/2018	2.14%	4.79%	2.54%	2.37%
Average Lipper U.S. Government Money Market Fund[2]		1.96%	4.36%	2.32%	2.49%
1.	Not annualized.
2.
The Average Lipper U.S. Government Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the U.S. government money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 905,332,817
Holdings Count | Holding	12
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$905,332,817
Total number of portfolio holdings	12

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
U.S. Treasury Debt	100.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000212404 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class A
Trading Symbol	MTFDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.73%
1.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[190]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/28/2019	(3.31)%	(0.99)%	1.19%	0.76%
Class A Shares - Excluding sales charges		(0.32)%	2.07%	2.12%	1.56%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,803,676,131
Holdings Count | Holding	1,062
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments

C000212407 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class C
Trading Symbol	MTFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$51	1.03%
1.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[191]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/28/2019	(1.45)%	0.91%	1.71%	1.16%
Class C Shares - Excluding sales charges		(0.47)%	1.89%	1.71%	1.16%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,803,676,131
Holdings Count | Holding	1,062
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments

C000240253 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class C2
Trading Symbol	MTFMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$58	1.18%
1.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[192]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	12/13/2022	(1.52)%	0.65%	2.34%
Class C2 Shares - Excluding sales charges		(0.54)%	1.63%	2.34%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	2.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	2.25%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	2.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,803,676,131
Holdings Count | Holding	1,062
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments

C000212406 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class I
Trading Symbol	MTFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$24	0.48%
1.	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[193]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/28/2019	(0.20)%	2.33%	2.38%	1.79%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,803,676,131
Holdings Count | Holding	1,062
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments

C000212401 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class R6
Trading Symbol	MTFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$22	0.44%
1.	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[194]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	6/28/2019	(0.07)%	2.49%	2.40%	1.82%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,803,676,131
Holdings Count | Holding	1,062
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments

C000250195 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Class Z
Trading Symbol	MTFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$31	0.63%
1.	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[195]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception
Class Z Shares	7/19/2024	(0.27)%	0.17%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	0.20%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,803,676,131
Holdings Count | Holding	1,062
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments

C000212403 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund
Class Name	Investor Class
Trading Symbol	MTFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$39	0.78%
1.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[196]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/28/2019	(2.84)%	(0.51)%	1.04%	0.62%
Investor Class Shares - Excluding sales charges		(0.34)%	2.04%	1.97%	1.41%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,803,676,131
Holdings Count | Holding	1,062
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments

C000242888 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class A
Trading Symbol	APSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$55	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.15%	[197],[198]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	2/12/2018	(13.29)%	(12.45)%	10.70%	8.24%
Class A Shares - Excluding sales charges		(8.25)%	(7.35)%	10.70%	8.24%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	12.02%
Russell 2500® Growth Index[3]		(8.70)%	0.84%	8.04%	6.97%
Morningstar Mid Cap Growth Category Average[4]		(3.75)%	5.50%	9.53%	8.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 338,083,507
Holdings Count | Holding	85
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$338,083,507%
Total number of portfolio holdings	85%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Software	21.5%
Biotechnology	15.7%
Hotels, Restaurants & Leisure	6.7%
Specialty Retail	5.6%
Aerospace & Defense	5.1%
Capital Markets	4.7%
IT Services	4.2%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Building Products	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments

C000242885 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class C
Trading Symbol	APSLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$96	2.02%
1.	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.02%	[199]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	7/24/2023	(9.54)%	(9.10)%	(0.96)%
Class C Shares - Excluding sales charges		(8.65)%	(8.20)%	(0.96)%
Russell 3000®Index[2]		(2.15)%	11.40%	12.97%
Russell 2500® Growth Index[3]		(8.70)%	0.84%	2.15%
Morningstar Mid Cap Growth Category Average[4]		(3.75)%	5.50%	6.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 338,083,507
Holdings Count | Holding	85
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$338,083,507%
Total number of portfolio holdings	85%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Software	21.5%
Biotechnology	15.7%
Hotels, Restaurants & Leisure	6.7%
Specialty Retail	5.6%
Aerospace & Defense	5.1%
Capital Markets	4.7%
IT Services	4.2%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Building Products	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments

C000242886 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class I
Trading Symbol	APSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$40	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[200],[201]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	6/29/2012	(8.13)%	(7.09)%	11.00%	8.30%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2500® Growth Index[3]		(8.70)%	0.84%	8.04%	7.63%
Morningstar Mid Cap Growth Category Average[4]		(3.75)%	5.50%	9.53%	8.75%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 29, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 338,083,507
Holdings Count | Holding	85
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$338,083,507%
Total number of portfolio holdings	85%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Software	21.5%
Biotechnology	15.7%
Hotels, Restaurants & Leisure	6.7%
Specialty Retail	5.6%
Aerospace & Defense	5.1%
Capital Markets	4.7%
IT Services	4.2%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Building Products	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments

C000242887 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund
Class Name	Class R6
Trading Symbol	APSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$39	0.81%
1.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%	[202]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	7/24/2023	(8.12)%	(7.09)%	0.22%
Russell 3000®Index[2]		(2.15)%	11.40%	12.97%
Russell 2500® Growth Index[3]		(8.70)%	0.84%	2.15%
Morningstar Mid Cap Growth Category Average[4]		(3.75)%	5.50%	6.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 338,083,507
Holdings Count | Holding	85
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$338,083,507%
Total number of portfolio holdings	85%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Software	21.5%
Biotechnology	15.7%
Hotels, Restaurants & Leisure	6.7%
Specialty Retail	5.6%
Aerospace & Defense	5.1%
Capital Markets	4.7%
IT Services	4.2%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Building Products	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments

C000243741 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class A
Trading Symbol	FCGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[203],[204]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	4/28/2017	(7.71)%	(0.16)%	11.58%	10.94%
Class A Shares - Excluding sales charges		(2.34)%	5.65%	11.58%	10.94%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	10.49%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	9.67%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 42,698,376
Holdings Count | Holding	31
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243740 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class C
Trading Symbol	FCGYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$98	2.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.00%	[205],[206]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	(3.69)%	3.75%	7.37%
Class C Shares - Excluding sales charges		(2.77)%	4.74%	7.37%
MSCI World Index (Net)[2]		0.93%	12.16%	16.12%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	13.84%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 42,698,376
Holdings Count | Holding	31
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243739 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class I
Trading Symbol	FCGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$42	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[207],[208]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	4/28/2017	(2.21)%	5.96%	11.86%	11.22%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	10.49%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	9.67%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 42,698,376
Holdings Count | Holding	31
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243737 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class P
Trading Symbol	FCGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class P	$40	0.81%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[209],[210]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	(2.19)%	5.97%	8.62%
MSCI World Index (Net)[2]		0.93%	12.16%	16.12%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	13.84%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 42,698,376
Holdings Count | Holding	31
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243738 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund
Class Name	Class R6
Trading Symbol	FCGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$41	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[211],[212]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	8/28/2023	(2.24)%	5.92%	8.59%
MSCI World Index (Net)[2]		0.93%	12.16%	16.12%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	13.84%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 42,698,376
Holdings Count | Holding	31
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243742 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class A
Trading Symbol	FCIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$57	1.14%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[213],[214]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/29/2017	(5.29)%	(0.56)%	10.34%	7.89%
Class A Shares - Excluding sales charges		0.22%	5.23%	10.34%	7.89%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.89%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	8.16%	5.27%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 823,884,128
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments

C000243744 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class C
Trading Symbol	FCICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$109	2.21%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.21%	[215],[216]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	(1.30)%	3.08%	8.14%
Class C Shares - Excluding sales charges		(0.30)%	4.08%	8.14%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	15.36%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	12.42%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 823,884,128
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments

C000243745 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class I
Trading Symbol	FCIUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$42	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[217],[218]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	9/29/2017	0.32%	5.50%	10.57%	8.13%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.89%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	8.16%	5.27%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 823,884,128
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments

C000243746 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class P
Trading Symbol	FCIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class P	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[219],[220]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	0.38%	5.57%	9.64%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	15.36%
Morningstar Foreign Large Blend Category Average[3]		4.56%	10.17%	12.42%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 823,884,128
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments

C000243750 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Class R6
Trading Symbol	FCIWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[221],[222]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	9/29/2017	0.36%	5.59%	10.75%	8.31%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.89%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	8.16%	5.27%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 823,884,128
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments

C000243743 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund
Class Name	Investor Class
Trading Symbol	FCIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$72	1.46%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%	[223],[224]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Investor Class Shares - Including sales charges	8/28/2023	(4.94)%	(0.37)%	5.68%
Investor Class Shares - Excluding sales charges		0.06%	4.88%	8.95%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	15.36%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	12.42%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 823,884,128
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments

C000243755 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class A
Trading Symbol	FCUEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$48	0.97%
1.	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[225]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/30/2019	(8.19)%	0.94%	13.64%	12.94%
Class A Shares - Excluding sales charges		(2.85)%	6.82%	13.64%	12.94%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	12.97%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	13.65%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.37%	11.37%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 543,875,904
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243754 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class C
Trading Symbol	FCUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$90	1.84%
1.	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.84%	[226]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	(4.21)%	4.81%	7.48%
Class C Shares - Excluding sales charges		(3.25)%	5.81%	7.48%
Russell 3000®Index[2]		(2.15)%	11.40%	15.88%
S&P 500®Index[3]		(1.74)%	12.10%	16.56%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.18%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 543,875,904
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243752 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class I
Trading Symbol	FCUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$35	0.72%
1.	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[227]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	9/30/2019	(2.75)%	7.06%	13.91%	13.21%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	12.97%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	13.65%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.37%	11.37%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 543,875,904
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243751 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class P
Trading Symbol	FCUPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$29	0.60%
1.	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[228]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	(2.71)%	7.11%	8.75%
Russell 3000®Index[2]		(2.15)%	11.40%	15.88%
S&P 500®Index[3]		(1.74)%	12.10%	16.56%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.18%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 543,875,904
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments

C000243753 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund
Class Name	Class R6
Trading Symbol	FCUDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$29	0.60%
1.	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[229]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	8/28/2023	(2.66)%	7.17%	8.75%
Russell 3000®Index[2]		(2.15)%	11.40%	15.88%
S&P 500®Index[3]		(1.74)%	12.10%	16.56%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.18%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 543,875,904
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments

C000250179 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class A
Trading Symbol	AZTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$39	0.79%
1.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[230]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception
Class A Shares - Including sales charges	7/22/2024	(3.28)%	(2.84)%
Class A Shares - Excluding sales charges		(0.29)%	0.16%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	(0.38)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 141,841,721
Holdings Count | Holding	99
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$141,841,721%
Total number of portfolio holdings	99%
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments
Top Industries
Other Revenue	36.5%
General Obligation	27.0%
Education	13.4%
Utilities	6.1%
Hospital	6.1%
Transportation	4.8%
Water & Sewer	3.5%
General	1.8%
Housing	0.5%
Short-Term Investment	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments

C000250180 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class C
Trading Symbol	AZTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[231],[232]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/1996	(1.41)%	0.26%	(0.25)%	0.60%
Class C Shares - Excluding sales charges		(0.43)%	1.24%	(0.25)%	0.60%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 141,841,721
Holdings Count | Holding	99
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$141,841,721%
Total number of portfolio holdings	99%
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments
Top Industries
Other Revenue	36.5%
General Obligation	27.0%
Education	13.4%
Utilities	6.1%
Hospital	6.1%
Transportation	4.8%
Water & Sewer	3.5%
General	1.8%
Housing	0.5%
Short-Term Investment	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments

C000250181 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class I
Trading Symbol	AZTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$27	0.55%
1.	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[233]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/1996	(0.16)%	2.00%	0.66%	1.57%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 141,841,721
Holdings Count | Holding	99
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$141,841,721%
Total number of portfolio holdings	99%
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments
Top Industries
Other Revenue	36.5%
General Obligation	27.0%
Education	13.4%
Utilities	6.1%
Hospital	6.1%
Transportation	4.8%
Water & Sewer	3.5%
General	1.8%
Housing	0.5%
Short-Term Investment	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments

C000250182 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund
Class Name	Class Z
Trading Symbol	AZTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$35	0.70%
1.	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[234]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	3/13/1986	(3.23)%	(1.22)%	(0.08)%	1.12%
Class Z Shares - Excluding sales charges		(0.23)%	1.84%	0.53%	1.43%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 13, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 141,841,721
Holdings Count | Holding	99
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$141,841,721%
Total number of portfolio holdings	99%
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments
Top Industries
Other Revenue	36.5%
General Obligation	27.0%
Education	13.4%
Utilities	6.1%
Hospital	6.1%
Transportation	4.8%
Water & Sewer	3.5%
General	1.8%
Housing	0.5%
Short-Term Investment	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments

C000250185 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class A
Trading Symbol	COTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[235],[236]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(3.80)%	(3.43)%
Class A Shares - Excluding sales charges		(0.83)%	(0.45)%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	(0.38)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 109,485,799
Holdings Count | Holding	92
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$109,485,799%
Total number of portfolio holdings	92%
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments
Top Industries
General Obligation	30.0%
Other Revenue	28.6%
Certificate of Participation/Lease	14.5%
Transportation	8.7%
Hospital	7.9%
Education	5.5%
Water & Sewer	3.2%
General	0.4%
Short-Term Investment	5.6%
Other Assets, Less Liabilities	(4.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments

C000250186 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class C
Trading Symbol	COTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[237],[238]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/30/1996	(1.95)%	(0.49)%	(0.79)%	0.13%
Class C Shares - Excluding sales charges		(0.97)%	0.49%	(0.79)%	0.13%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 30, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 109,485,799
Holdings Count | Holding	92
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$109,485,799%
Total number of portfolio holdings	92%
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments
Top Industries
General Obligation	30.0%
Other Revenue	28.6%
Certificate of Participation/Lease	14.5%
Transportation	8.7%
Hospital	7.9%
Education	5.5%
Water & Sewer	3.2%
General	0.4%
Short-Term Investment	5.6%
Other Assets, Less Liabilities	(4.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments

C000250183 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class I
Trading Symbol	COTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[239],[240]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/30/1996	(0.70)%	1.14%	0.14%	1.10%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 30, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 109,485,799
Holdings Count | Holding	92
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$109,485,799%
Total number of portfolio holdings	92%
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments
Top Industries
General Obligation	30.0%
Other Revenue	28.6%
Certificate of Participation/Lease	14.5%
Transportation	8.7%
Hospital	7.9%
Education	5.5%
Water & Sewer	3.2%
General	0.4%
Short-Term Investment	5.6%
Other Assets, Less Liabilities	(4.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments

C000250184 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund
Class Name	Class Z
Trading Symbol	COTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$32	0.64%
1.	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[241]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	5/21/1987	(3.72)%	(2.02)%	(0.54)%	0.74%
Class Z Shares - Excluding sales charges		(0.75)%	1.01%	0.07%	1.04%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 109,485,799
Holdings Count | Holding	92
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$109,485,799%
Total number of portfolio holdings	92%
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments
Top Industries
General Obligation	30.0%
Other Revenue	28.6%
Certificate of Participation/Lease	14.5%
Transportation	8.7%
Hospital	7.9%
Education	5.5%
Water & Sewer	3.2%
General	0.4%
Short-Term Investment	5.6%
Other Assets, Less Liabilities	(4.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments

C000250190 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class A
Trading Symbol	ORTBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$39	0.78%
1.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[242]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(3.80)%	(3.65)%
Class A Shares - Excluding sales charges		(0.82)%	(0.67)%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	(0.38)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 281,170,731
Holdings Count | Holding	164
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$281,170,731%
Total number of portfolio holdings	164%
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments
Top Industries
General Obligation	54.4%
Other Revenue	15.9%
Transportation	10.3%
Water & Sewer	7.7%
Hospital	7.6%
General	1.9%
Utilities	0.7%
Education	0.4%
Short-Term Investment	2.0%
Other Assets, Less Liabilities	(0.9)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments

C000250187 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class C
Trading Symbol	ORTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[243],[244]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/5/1996	(1.86)%	(0.80)%	(0.85)%	0.16%
Class C Shares - Excluding sales charges		(0.88)%	0.18%	(0.85)%	0.16%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 05, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 281,170,731
Holdings Count | Holding	164
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$281,170,731%
Total number of portfolio holdings	164%
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments
Top Industries
General Obligation	54.4%
Other Revenue	15.9%
Transportation	10.3%
Water & Sewer	7.7%
Hospital	7.6%
General	1.9%
Utilities	0.7%
Education	0.4%
Short-Term Investment	2.0%
Other Assets, Less Liabilities	(0.9)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments

C000250188 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class I
Trading Symbol	ORTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$26	0.53%
1.	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[245]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/5/1996	(0.60)%	0.84%	0.08%	1.13%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 05, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 281,170,731
Holdings Count | Holding	164
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$281,170,731%
Total number of portfolio holdings	164%
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments
Top Industries
General Obligation	54.4%
Other Revenue	15.9%
Transportation	10.3%
Water & Sewer	7.7%
Hospital	7.6%
General	1.9%
Utilities	0.7%
Education	0.4%
Short-Term Investment	2.0%
Other Assets, Less Liabilities	(0.9)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments

C000250189 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund
Class Name	Class Z
Trading Symbol	ORTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$34	0.68%
1.	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[246]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	6/1/1986	(3.65)%	(2.24)%	(0.68)%	0.68%
Class Z Shares - Excluding sales charges		(0.67)%	0.78%	(0.07)%	0.98%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 281,170,731
Holdings Count | Holding	164
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$281,170,731%
Total number of portfolio holdings	164%
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments
Top Industries
General Obligation	54.4%
Other Revenue	15.9%
Transportation	10.3%
Water & Sewer	7.7%
Hospital	7.6%
General	1.9%
Utilities	0.7%
Education	0.4%
Short-Term Investment	2.0%
Other Assets, Less Liabilities	(0.9)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments

C000250194 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class A
Trading Symbol	UTAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[247],[248]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(3.38)%	(2.89)%
Class A Shares - Excluding sales charges		(0.39)%	0.12%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	(0.38)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 199,579,080
Holdings Count | Holding	158
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$199,579,080%
Total number of portfolio holdings	158%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	41.3%
Education	21.6%
Transportation	9.3%
General	6.7%
Water & Sewer	6.5%
General Obligation	4.9%
Utilities	3.9%
Housing	3.2%
Hospital	0.2%
Short-Term Investment	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments

C000250191 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class C
Trading Symbol	UTACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[249],[250]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/21/1996	(1.41)%	0.09%	(0.43)%	0.64%
Class C Shares - Excluding sales charges		(0.43)%	1.08%	(0.43)%	0.64%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 199,579,080
Holdings Count | Holding	158
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$199,579,080%
Total number of portfolio holdings	158%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	41.3%
Education	21.6%
Transportation	9.3%
General	6.7%
Water & Sewer	6.5%
General Obligation	4.9%
Utilities	3.9%
Housing	3.2%
Hospital	0.2%
Short-Term Investment	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments

C000250192 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class I
Trading Symbol	UTAYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[251],[252]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/21/1996	(0.26)%	1.62%	0.50%	1.59%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 199,579,080
Holdings Count | Holding	158
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$199,579,080%
Total number of portfolio holdings	158%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	41.3%
Education	21.6%
Transportation	9.3%
General	6.7%
Water & Sewer	6.5%
General Obligation	4.9%
Utilities	3.9%
Housing	3.2%
Hospital	0.2%
Short-Term Investment	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments

C000250193 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund
Class Name	Class Z
Trading Symbol	UTAHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$38	0.76%
1.	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[253]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	7/24/1992	(3.25)%	(1.55)%	(0.32)%	1.09%
Class Z Shares - Excluding sales charges		(0.26)%	1.50%	0.29%	1.40%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 1992
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 199,579,080
Holdings Count | Holding	158
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$199,579,080%
Total number of portfolio holdings	158%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	41.3%
Education	21.6%
Transportation	9.3%
General	6.7%
Water & Sewer	6.5%
General Obligation	4.9%
Utilities	3.9%
Housing	3.2%
Hospital	0.2%
Short-Term Investment	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments

[1]	Annualized.
[2]	Annualized.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Annualized.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Annualized.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Annualized.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Annualized.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Annualized.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Annualized.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[28]	Annualized.
[29]	Annualized.
[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[31]	Annualized.
[32]	Annualized.
[33]	Less than 0.5%.
[34]	Annualized.
[35]	Less than 0.5%.
[36]	Annualized.
[37]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[38]	Less than 0.5%.
[39]	Annualized.
[40]	Less than 0.5%.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[49]	Annualized.
[50]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[51]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[52]	Annualized.
[53]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[54]	Annualized.
[55]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[56]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[57]	Annualized.
[58]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[59]	Annualized.
[60]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[61]	Annualized.
[62]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[63]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[64]	Annualized.
[65]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[66]	Annualized.
[67]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[68]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[69]	Annualized.
[70]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[71]	Annualized.
[72]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[73]	Annualized.
[74]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[75]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[76]	Annualized.
[77]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[78]	Annualized.
[79]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[80]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[81]	Annualized.
[82]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[83]	Annualized.
[84]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[85]	Annualized.
[86]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[87]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[88]	Annualized.
[89]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[90]	Annualized.
[91]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[92]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[93]	Annualized.
[94]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[95]	Annualized.
[96]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[97]	Annualized.
[98]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[99]	Annualized.
[100]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[101]	Annualized.
[102]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[103]	Annualized.
[104]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[105]	Annualized.
[106]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[107]	Annualized.
[108]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[109]	Annualized.
[110]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[111]	Annualized.
[112]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[113]	Annualized.
[114]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[115]	Annualized.
[116]	Annualized.
[117]	Annualized.
[118]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[119]	Annualized.
[120]	Annualized.
[121]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[122]	Annualized.
[123]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[124]	Annualized.
[125]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[126]	Annualized.
[127]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[128]	Annualized.
[129]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[130]	Annualized.
[131]	Annualized.
[132]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[133]	Annualized.
[134]	Annualized.
[135]	Annualized.
[136]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[137]	Annualized.
[138]	Annualized.
[139]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[140]	Annualized.
[141]	Annualized.
[142]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[143]	Annualized.
[144]	Annualized.
[145]	Annualized.
[146]	Annualized.
[147]	Annualized.
[148]	Annualized.
[149]	Annualized.
[150]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[151]	Annualized.
[152]	Annualized.
[153]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[154]	Annualized.
[155]	Annualized.
[156]	Annualized.
[157]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[158]	Annualized.
[159]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[160]	Annualized.
[161]	Annualized.
[162]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[163]	Annualized.
[164]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[165]	Annualized.
[166]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[167]	Annualized.
[168]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[169]	Annualized.
[170]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[171]	Annualized.
[172]	Annualized.
[173]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[174]	Annualized.
[175]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[176]	Annualized.
[177]	Annualized.
[178]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[179]	Annualized.
[180]	Annualized.
[181]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[182]	Annualized.
[183]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[184]	Annualized.
[185]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[186]	Annualized.
[187]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[188]	Annualized.
[189]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[190]	Annualized.
[191]	Annualized.
[192]	Annualized.
[193]	Annualized.
[194]	Annualized.
[195]	Annualized.
[196]	Annualized.
[197]	Annualized.
[198]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[199]	Annualized.
[200]	Annualized.
[201]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[202]	Annualized.
[203]	Annualized.
[204]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[205]	Annualized.
[206]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[207]	Annualized.
[208]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[209]	Annualized.
[210]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[211]	Annualized.
[212]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[213]	Annualized.
[214]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[215]	Annualized.
[216]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[217]	Annualized.
[218]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[219]	Annualized.
[220]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[221]	Annualized.
[222]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[223]	Annualized.
[224]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[225]	Annualized.
[226]	Annualized.
[227]	Annualized.
[228]	Annualized.
[229]	Annualized.
[230]	Annualized.
[231]	Annualized.
[232]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[233]	Annualized.
[234]	Annualized.
[235]	Annualized.
[236]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[237]	Annualized.
[238]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[239]	Annualized.
[240]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[241]	Annualized.
[242]	Annualized.
[243]	Annualized.
[244]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[245]	Annualized.
[246]	Annualized.
[247]	Annualized.
[248]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[249]	Annualized.
[250]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[251]	Annualized.
[252]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[253]	Annualized.